Schedule of Investments
November 30, 2023 (unaudited)
MP 63 Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 98.05%

Aerospace/Aircrafts/Defense - 3.82%
The Boeing Co.	5,250	1,216,057
RTX Corp.	25,458	2,074,318

		3,290,375
Auto Parts-Retail/Wholesale - 1.72%
Genuine Parts Co.	11,111	1,475,319

Banks - 3.49%
Bank of America Corp.	46,822	1,427,603
Truist Financial Corp.	12,821	412,067
US Bancorp	30,898	1,177,831

		3,017,501
Beverages - 2.65%
The Coca-Cola Co.	21,439	1,252,895
PepsiCo, Inc.	6,188	1,041,379

		2,294,274

Cable & Other Pay Television Services - 1.68%
Comcast Corp., Class A	34,601	1,449,436

Chemicals-Diversified - 2.39%
RPM International, Inc.	20,104	2,069,305

Commercial Services - 1.70%
Ecolab, Inc.	7,645	1,465,776

Communications Equipment - 1.98%
Qualcomm, Inc.	13,276	1,713,268

Consumer, Durable & Apparel - 0.40%
Sony Group Corp. ADR	4,043	347,496

Containers-Paper/Plastic - 1.10%
Amcor PLC (Jersey)	100,311	950,948

Cosmetics & Personal Care - 1.30%
Colgate-Palmolive Co.	14,290	1,125,623

Diversified Operations - 1.53%
Corning, Inc.	46,542	1,325,982

Electronic Equipment - 2.46%
Carrier Global Corp.	12,463	647,577
Emerson Electric Co.	16,661	1,481,163

		2,128,740
Electronic-Semiconductors - 1.17%
Intel Corp.	22,690	1,014,243

Energy-Alternate Sources - 0.04%
NRG Energy, Inc.	650	31,096

Financial Services - 3.14%
American Express Co.	5,281	901,836
Paychex, Inc.	14,836	1,809,547

		2,711,383
Food-Misc Preparation - 4.73%
Archer Daniels-Midland Co.	20,823	1,535,280
Conagra Brands, Inc.	29,091	822,984
General Mills, Inc.	13,098	833,819
Hormel Foods Corp.	29,273	895,461

		4,087,544
General Household Products - 1.10%
Stanley Black & Decker, Inc.	10,479	952,541

Guided Missiles & Space Vehicles & Parts - 0.37%
Lockheed Martin Corp.	707	316,573

Healthcare - 2.44%
AbbVie, Inc.	8,524	1,213,732
UnitedHealth Group, Inc.	1,615	893,047

		2,106,779
Industrial Inorganic Chemicals - 0.42%
Air Products & Chemicals, Inc.	1,340	362,537

Insurance-Life/Property/Casual - 4.46%
AFLAC, Inc.	22,307	1,845,012
The Travelers Companies, Inc.	11,128	2,009,939

		3,854,951
Leisure Products - 0.98%
Polaris, Inc.	10,265	846,555

Leisure Services - 0.70%
The Walt Disney Co. (2)	6,544	606,563

Machinery-Const./Mining/Farming - 4.00%
Caterpillar, Inc.	7,493	1,878,645
Deere & Co.	4,329	1,577,531

		3,456,176
Machinery-Electrical Equipment - 4.22%
Dover Corp.	10,772	1,520,576
Johnson Controls International PLC (Ireland)	11,835	624,888
Tennant Co.	17,569	1,504,258

		3,649,722
Manufacturing - 2.13%
Illinois Tool Works, Inc.	7,600	1,840,796

Materials - 0.87%
Nucor Corp.	4,416	750,588

Medical/Dental-Supplies - 1.89%
Becton Dickinson & Co.	6,930	1,636,727

Medical Instruments/Products - 1.00%
Medtronic PLC (Ireland)	10,936	866,897

Medical Drugs - 5.27%
Abbott Laboratories	13,515	1,409,479
Johnson & Johnson (2)	10,110	1,563,613
Merck & Co., Inc.	12,156	1,245,747
Pfizer, Inc.	11,156	339,923

		4,558,762
National Commercial Banks - 1.18%
JPMorgan Chase & Co.	6,518	1,017,329

Oil & Gas Midstream - 0.33%
ONEOK, Inc.	4,186	288,206

Paper & Paper Products - 1.59%
Kimberly Clark Corp.	11,084	1,371,423

Petroleum Refining - 2.50%
Chevron Corp.	3,063	439,847
Exxon Mobil Corp.	16,777	1,723,669

		2,163,516
Refuse Systems - 2.20%
Waste Management, Inc.	11,132	1,903,461

Retail-Catalog & Mail Order Houses - 1.07%
Amazon.com, Inc. (2)	6,321	923,435

Retail-Food & Restaurant - 2.47%
Starbucks Corp.	8,757	869,570
Yum! Brands, Inc.	10,081	1,265,670

		2,135,240
Retail-Variety Stores - 1.91%
Costco Wholesale Corp.	2,788	1,652,559

Retail/Wholesale-Building Products - 2.15%
The Home Depot, Inc.	5,924	1,857,115

Services-Computer Programming, Data Processing, Etc. - 2.22%
Alphabet, Inc Class A (2)	14,444	1,914,263

Services-Prepackaged Software - 2.85%
Microsoft Corp.	6,496	2,461,399

Shoes & Related Apparel - 1.09%
Nike, Inc. Class B	8,548	942,588

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.84%
The Procter & Gamble Co.	10,355	1,589,700

Technology - 0.26%
Texas Instruments, Inc.	1,450	221,429

Telecommunications Services - 0.65%
Cisco Systems, Inc.	10,888	526,761
Verizon Communications, Inc. (2)	1,000	38,330

		565,091
Textile-Apparel/Mill Products - 0.28%
VF Corp.	14,474	242,150

Transportation-Railroads - 2.20%
Union Pacific Corp.	8,445	1,902,405

Utility-Electric - 3.42%
Duke Energy Corp.	15,026	1,386,599
NextEra Energy, Inc.	26,823	1,569,414

		2,956,013
Utility-Gas Distribution - 1.06%
National Fuel Gas Co.	18,053	916,912

Utility-Water - 1.63%
Essential Utilities, Inc.	39,460	1,405,171

Total Common Stock	(Cost $ 39,108,652)	84,733,881

Limited Partnerships - 1.01%

Enterprise Products Partners LP (2)	32,482	869,868

Total Limited Partnerships	(Cost $ 628,976)	869,868

Real Estate Investment Trust - 0.54%

Simon Property Group, Inc.	3,723	464,965

Total Real Estate Investment Trust	(Cost $ 394,042)	464,965

Money Market Registered Investment Companies - 0.15%

Fidelity Investments Money Market Funds - Gov't Portfolio, Class I 5.24% (3)	127,985	127,985

Total Money Market Registered Investment Companies	(Cost $ 127,985)	127,985

Total Investments - 99.74%	(Cost $ 40,259,655)	86,196,699

Other Assets less Liabilities - .26%		225,545

Total Net Assets - 100.00%		86,422,244

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$86,196,699	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$86,196,699	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at November 30, 2023.